Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Strategic Income Portfolio
April 30, 2014
Prospectus

The following information replaces similar information under the "Principal Investment Strategies" heading in the Fund Summary section on page 3.

  Using a neutral mix of approximately 45% high yield, 25% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.

The following information replaces similar information under the "Principal Investment Strategies" heading in the Investment Details section on page 6.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 45% high yield, 25% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets. In normal market environments, the Adviser expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category, although there are no absolute limits on the percent of assets invested in each category. The Adviser regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of fixed-income securities, the Adviser attempts to moderate the significant risks of each category through diversification.

VIPSI-15-01  February 1, 2015
1.805596.113

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
Strategic Income Portfolio
April 30, 2014
Prospectus

The following information replaces similar information under the "Principal Investment Strategies" heading in the Fund Summary section on page 3.

  Using a neutral mix of approximately 45% high yield, 25% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.

The following information replaces similar information under the "Principal Investment Strategies" heading in the Investment Details section on page 6.

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 45% high yield, 25% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets. In normal market environments, the Adviser expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category, although there are no absolute limits on the percent of assets invested in each category. The Adviser regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of fixed-income securities, the Adviser attempts to moderate the significant risks of each category through diversification.

VIPSI-INV-15-01  February 1, 2015
1.924866.103